PRIMECAP Odyssey Stock Fund
PRIMECAP Odyssey Stock Fund
Investment Objective
The PRIMECAP Odyssey Stock Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	PRIMECAP Odyssey Stock Fund PRIMECAP Odyssey Stock Fund-PRIMECAP Odyssey Stock Fund
Maximum sales charge on purchases or reinvested dividends	none
Redemption or exchange fees (as a percentage of amount redeemed or exchanged within 60 days of purchase	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PRIMECAP Odyssey Stock Fund PRIMECAP Odyssey Stock Fund-PRIMECAP Odyssey Stock Fund
Management fees		0.56%
Other expenses		0.15%
Acquired fund fees and expenses	[1]	0.01%
Total annual fund operating expenses		0.72%
[1]	Acquired Fund Fees and Expenses are not included in the Financial Highlights section of this prospectus which reflects only the operating expenses of the PRIMECAP Odyssey Stock Fund.

Example
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PRIMECAP Odyssey Stock Fund PRIMECAP Odyssey Stock Fund-PRIMECAP Odyssey Stock Fund	74	230	401	894

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3.35% of the average value of its portfolio.

Primary Investment Strategies
The Fund invests mainly in stocks of U.S. companies, emphasizing those companies with financial results which PRIMECAP Management Company (the "Advisor")
believes will evolve materially better than consensus expectations. Through its research, the Advisor identifies stocks that it believes over a three- to five-year time frame will outperform the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Advisor looks for companies that in its judgment will grow faster and/or will be more profitable than their current market valuations suggest, and for companies with asset values that are not adequately reflected in their stock prices. The Advisor may sell a stock if its market price appears to have risen above its fundamental value, if other securities appear to be more favorably priced, or if the reasons for which the stock was purchased no longer hold true. The Fund invests at least 80% of its assets in stocks (the Fund will provide its shareholders with at least 60 days'
prior notice of any change in this non-fundamental investment policy) and may invest in publicly-traded companies of any size and in foreign companies.

Primary Risks
You may lose money by investing in the Fund. The likelihood of loss is greater if you invest for a shorter period of time. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

·  Stock market risk, which is the chance that stock prices overall will decline.
   Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

·  Investment style risk, which is the chance that returns from the mix of small-, mid-, and large-cap stocks in the Fund's portfolio will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Additionally, from time to time, growth stocks may be more volatile than the overall stock market.

·  Manager risk, which is the chance that, as a result of poor security selection by the Advisor, the Fund may underperform relative benchmarks or other funds with similar investment objectives.

·  Foreign securities risk, which is the chance that the value of foreign securities will be adversely affected by the political and economic environments and other overall economic conditions in the countries where the
   Fund invests. Investing in foreign securities involves: country risk, which is the chance that domestic events-such as political upheaval, financial troubles, or natural disasters-will weaken a country's securities markets; and
   currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Fund Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates the Fund's total return for the calendar years shown below. The table illustrates the Fund's average annual return over time compared with a domestic broad-based market index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses, or taxes. For additional information on the index, please see "Index Description." Updated performance is available on the Fund's website at www.odysseyfunds.com.

The bar chart illustrates the Fund's total return for the calendar years shown below.

Calendar Year Total Return

During the period shown in the bar chart, the Fund's highest quarterly return was +17.15% for the quarter ended September 30, 2009, and the lowest quarterly return was -21.90% for the quarter ended December 31, 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts ("IRAs").

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns PRIMECAP Odyssey Stock Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.87%	Nov 1, 2004
PRIMECAP Odyssey Stock Fund-PRIMECAP Odyssey Stock Fund	Return Before Taxes	11.82%	4.09%	6.58%	Nov 1, 2004
PRIMECAP Odyssey Stock Fund-PRIMECAP Odyssey Stock Fund After Taxes on Distributions	Return After Taxes on Distributions	11.69%	3.95%	6.47%	Nov 1, 2004
PRIMECAP Odyssey Stock Fund-PRIMECAP Odyssey Stock Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.85%	3.50%	5.71%	Nov 1, 2004

PRIMECAP Odyssey Growth Fund
PRIMECAP Odyssey Growth Fund
Investment Objective
The PRIMECAP Odyssey Growth Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	PRIMECAP Odyssey Growth Fund PRIMECAP Odyssey Growth Fund-PRIMECAP Odyssey Growth Fund
Maximum sales charge on purchases or reinvested dividends	none
Redemption or exchange fees (as a percentage of amount redeemed or exchanged within 60 days of purchase	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PRIMECAP Odyssey Growth Fund PRIMECAP Odyssey Growth Fund-PRIMECAP Odyssey Growth Fund
Management fees		0.55%
Other expenses		0.13%
Acquired fund fees and expenses	[1]	0.01%
Total annual fund operating expenses		0.69%
[1]	Acquired Fund Fees and Expenses are not included in the Financial Highlights section of this prospectus which reflects only the operating expenses of the PRIMECAP Odyssey Growth Fund.

Example
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PRIMECAP Odyssey Growth Fund PRIMECAP Odyssey Growth Fund-PRIMECAP Odyssey Growth Fund	70	221	384	859

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4.93% of the average value of its portfolio.

Primary Investment Strategies
The Fund invests mainly in stocks of U.S. companies, emphasizing those companies with above average earnings growth potential that is not reflected in their current market prices. These stocks typically provide little current income. The
Fund's portfolio consists predominantly of mid- and large-cap stocks and may include stocks of foreign companies. Through its research, PRIMECAP Management
Company (the "Advisor") identifies stocks that it believes over a three- to five-year time frame will outperform the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Advisor may sell a stock if its market price appears to have risen above its fundamental value, if other securities appear to be more favorably priced, or if the reasons for which the stock was purchased no longer hold true.

Primary Risks
You may lose money by investing in the Fund. The likelihood of loss is greater if you invest for a shorter period of time. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

·  Stock market risk, which is the chance that stock prices overall will decline.
   Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

·  Investment style risk, which is the chance that returns from mid- and large-cap stocks will trail returns from the overall stock market.
   Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently. Additionally, from time to time, growth stocks may be more volatile than the overall stock market.

·  Manager risk, which is the chance that, as a result of poor security selection by the Advisor, the Fund may underperform relative benchmarks or other funds with similar investment objectives.

·  Foreign securities risk, which is the chance that the value of foreign securities will be adversely affected by the political and economic environments and other overall economic conditions in the countries where the
   Fund invests. Investing in foreign securities involves: country risk, which is the chance that domestic events-such as political upheaval, financial troubles, or natural disasters-will weaken a country's securities markets; and
   currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Fund Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates the Fund's total return for the calendar years shown below. The table illustrates the Fund's average annual return over time compared with a domestic broad-based market index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses, or taxes. For additional information on the index, please see "Index Description." Updated performance is available on the Fund's website at www.odysseyfunds.com.

The bar chart illustrates the Fund's total return for the calendar years shown below.

Calendar Year Total Return

During the period shown in the bar chart, the Fund's highest quarterly return was +18.97% for the quarter ended September 30, 2009, and the lowest quarterly return was -20.75% for the quarter ended December 31, 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts ("IRAs").

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns PRIMECAP Odyssey Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
S&P 500 Index	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	3.87%	Nov 1, 2004
PRIMECAP Odyssey Growth Fund-PRIMECAP Odyssey Growth Fund	Return Before Taxes	15.37%	5.19%	7.67%	Nov 1, 2004
PRIMECAP Odyssey Growth Fund-PRIMECAP Odyssey Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	15.36%	5.10%	7.60%	Nov 1, 2004
PRIMECAP Odyssey Growth Fund-PRIMECAP Odyssey Growth Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	10.01%	4.45%	6.67%	Nov 1, 2004

PRIMECAP Odyssey Aggressive Growth Fund
PRIMECAP Odyssey Aggressive Growth Fund
Investment Objective
The PRIMECAP Odyssey Aggressive Growth Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	PRIMECAP Odyssey Aggressive Growth Fund PRIMECAP Odyssey Aggressive Growth Fund-PRIMECAP Odyssey Aggressive Growth Fund
Maximum sales charge on purchases or reinvested dividends	none
Redemption or exchange fees (as a percentage of amount redeemed or exchanged within 60 days of purchase	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PRIMECAP Odyssey Aggressive Growth Fund PRIMECAP Odyssey Aggressive Growth Fund-PRIMECAP Odyssey Aggressive Growth Fund
Management fees		0.56%
Other expenses		0.15%
Acquired fund fees and expenses	[1]	0.01%
Total annual fund operating expenses		0.72%
[1]	Acquired Fund Fees and Expenses are not included in the Financial Highlights section of this prospectus which reflects only the operating expenses of the PRIMECAP Odyssey Aggressive Growth Fund.

Example
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PRIMECAP Odyssey Aggressive Growth Fund PRIMECAP Odyssey Aggressive Growth Fund-PRIMECAP Odyssey Aggressive Growth Fund	74	230	401	894

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.34% of the average value of its portfolio.

Primary Investment Strategies
The Fund invests mainly in stocks of U.S. companies, emphasizing those companies with prospects for rapid earnings growth. These stocks typically provide little current income. The Fund's portfolio consists predominantly of small- and mid-cap stocks and may include stocks of foreign companies. Through its research and its evaluation of the relationship between growth prospects and valuation,
PRIMECAP Management Company (the "Advisor") identifies stocks that it believes over a three- to five-year time frame will outperform the Standard & Poor's 500
Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Advisor may sell a stock if its market price appears to have risen above its fundamental value, if other securities appear to be more favorably priced, or if the reasons for which the stock was purchased no longer hold true.

Primary Risks
You may lose money by investing in the Fund. The likelihood of loss is greater if you invest for a shorter period of time. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

·  Stock market risk, which is the chance that stock prices overall will decline.
   Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

·  Investment style risk, which is the chance that returns from small- and mid-cap stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.
   Additionally, from time to time, growth stocks may be more volatile than the overall stock market.

·  Manager risk, which is the chance that, as a result of poor security selection by the Advisor, the Fund may underperform relative benchmarks or other funds with similar investment objectives.

·  Foreign securities risk, which is the chance that the value of foreign securities will be adversely affected by the political and economic environments and other overall economic conditions in the countries where the
   Fund invests. Investing in foreign securities involves: country risk, which is the chance that domestic events-such as political upheaval, financial troubles, or natural disasters-will weaken a country's securities markets; and
   currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Fund Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates the Fund's total return for the calendar years shown below. The table illustrates the Fund's average annual return over time compared with a domestic broad-based market index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses, or taxes. For additional information on the index, please see "Index Description." Updated performance is available on the Fund's website at www.odysseyfunds.com.

The bar chart illustrates the Fund's total return for the calendar years shown below.

Calendar Year Total Return

During the period shown in the bar chart, the Fund's highest quarterly return was +23.74% for the quarter ended September 30, 2009, and the lowest quarterly return was -18.85% for the quarter ended December 31, 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts ("IRAs").

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns PRIMECAP Odyssey Aggressive Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	3.87%	Nov 1, 2004
PRIMECAP Odyssey Aggressive Growth Fund-PRIMECAP Odyssey Aggressive Growth Fund	Return Before Taxes	21.57%	7.73%	9.36%	Nov 1, 2004
PRIMECAP Odyssey Aggressive Growth Fund-PRIMECAP Odyssey Aggressive Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	20.99%	7.53%	9.19%	Nov 1, 2004
PRIMECAP Odyssey Aggressive Growth Fund-PRIMECAP Odyssey Aggressive Growth Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	14.77%	6.66%	8.15%	Nov 1, 2004

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	PRIMECAP Odyssey Funds
Central Index Key	dei_EntityCentralIndexKey	0001293967
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PRIMECAP Odyssey Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRIMECAP Odyssey Stock Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The PRIMECAP Odyssey Stock Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3.35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.35%
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are not included in the Financial Highlights section of this p rospectus which reflects only the operating expenses of the PRIMECAP Odyssey Stock Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Primary Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests mainly in stocks of U.S. companies, emphasizing those companies with financial results which PRIMECAP Management Company (the "Advisor")
believes will evolve materially better than consensus expectations. Through its research, the Advisor identifies stocks that it believes over a three- to five-year time frame will outperform the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Advisor looks for companies that in its judgment will grow faster and/or will be more profitable than their current market valuations suggest, and for companies with asset values that are not adequately reflected in their stock prices. The Advisor may sell a stock if its market price appears to have risen above its fundamental value, if other securities appear to be more favorably priced, or if the reasons for which the stock was purchased no longer hold true. The Fund invests at least 80% of its assets in stocks (the Fund will provide its shareholders with at least 60 days'
prior notice of any change in this non-fundamental investment policy) and may invest in publicly-traded companies of any size and in foreign companies.

Risk, Heading	rr_RiskHeading	Primary Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You may lose money by investing in the Fund. The likelihood of loss is greater if you invest for a shorter period of time. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

·  Stock market risk, which is the chance that stock prices overall will decline.
   Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

·  Investment style risk, which is the chance that returns from the mix of small-, mid-, and large-cap stocks in the Fund's portfolio will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Additionally, from time to time, growth stocks may be more volatile than the overall stock market.

·  Manager risk, which is the chance that, as a result of poor security selection by the Advisor, the Fund may underperform relative benchmarks or other funds with similar investment objectives.

·  Foreign securities risk, which is the chance that the value of foreign securities will be adversely affected by the political and economic environments and other overall economic conditions in the countries where the
   Fund invests. Investing in foreign securities involves: country risk, which is the chance that domestic events-such as political upheaval, financial troubles, or natural disasters-will weaken a country's securities markets; and
   currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates the Fund's total return for the calendar years shown below. The table illustrates the Fund's average annual return over time compared with a domestic broad-based market index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses, or taxes. For additional information on the index, please see "Index Description." Updated performance is available on the Fund's website at www.odysseyfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.odysseyfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart illustrates the Fund's total return for the calendar years shown below.

Annual Return, Caption	rr_AnnualReturnCaption	Calendar Year Total Return
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the Fund's highest quarterly return was +17.15% for the quarter ended September 30, 2009, and the lowest quarterly return was -21.90% for the quarter ended December 31, 2008.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses, or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
PRIMECAP Odyssey Stock Fund | PRIMECAP Odyssey Stock Fund-PRIMECAP Odyssey Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSKX
Maximum sales charge on purchases or reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees (as a percentage of amount redeemed or exchanged within 60 days of purchase	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.56%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	894
Annual Return 2005	rr_AnnualReturn2005	11.05%
Annual Return 2006	rr_AnnualReturn2006	14.01%
Annual Return 2007	rr_AnnualReturn2007	4.18%
Annual Return 2008	rr_AnnualReturn2008	(33.27%)
Annual Return 2009	rr_AnnualReturn2009	37.86%
Annual Return 2010	rr_AnnualReturn2010	11.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.90%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
PRIMECAP Odyssey Stock Fund | PRIMECAP Odyssey Stock Fund-PRIMECAP Odyssey Stock Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
PRIMECAP Odyssey Stock Fund | PRIMECAP Odyssey Stock Fund-PRIMECAP Odyssey Stock Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
PRIMECAP Odyssey Stock Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
PRIMECAP Odyssey Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRIMECAP Odyssey Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The PRIMECAP Odyssey Growth Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4.93% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.93%
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are not included in the Financial Highlights section of this p rospectus which reflects only the operating expenses of the PRIMECAP Odyssey Growth Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Primary Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests mainly in stocks of U.S. companies, emphasizing those companies with above average earnings growth potential that is not reflected in their current market prices. These stocks typically provide little current income. The
Fund's portfolio consists predominantly of mid- and large-cap stocks and may include stocks of foreign companies. Through its research, PRIMECAP Management
Company (the "Advisor") identifies stocks that it believes over a three- to five-year time frame will outperform the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Advisor may sell a stock if its market price appears to have risen above its fundamental value, if other securities appear to be more favorably priced, or if the reasons for which the stock was purchased no longer hold true.

Risk, Heading	rr_RiskHeading	Primary Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You may lose money by investing in the Fund. The likelihood of loss is greater if you invest for a shorter period of time. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

·  Stock market risk, which is the chance that stock prices overall will decline.
   Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

·  Investment style risk, which is the chance that returns from mid- and large-cap stocks will trail returns from the overall stock market.
   Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently. Additionally, from time to time, growth stocks may be more volatile than the overall stock market.

·  Manager risk, which is the chance that, as a result of poor security selection by the Advisor, the Fund may underperform relative benchmarks or other funds with similar investment objectives.

·  Foreign securities risk, which is the chance that the value of foreign securities will be adversely affected by the political and economic environments and other overall economic conditions in the countries where the
   Fund invests. Investing in foreign securities involves: country risk, which is the chance that domestic events-such as political upheaval, financial troubles, or natural disasters-will weaken a country's securities markets; and
   currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates the Fund's total return for the calendar years shown below. The table illustrates the Fund's average annual return over time compared with a domestic broad-based market index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses, or taxes. For additional information on the index, please see "Index Description." Updated performance is available on the Fund's website at www.odysseyfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.odysseyfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart illustrates the Fund's total return for the calendar years shown below.

Annual Return, Caption	rr_AnnualReturnCaption	Calendar Year Total Return
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the Fund's highest quarterly return was +18.97% for the quarter ended September 30, 2009, and the lowest quarterly return was -20.75% for the quarter ended December 31, 2008.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses, or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
PRIMECAP Odyssey Growth Fund | PRIMECAP Odyssey Growth Fund-PRIMECAP Odyssey Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POGRX
Maximum sales charge on purchases or reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees (as a percentage of amount redeemed or exchanged within 60 days of purchase	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.55%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	859
Annual Return 2005	rr_AnnualReturn2005	11.75%
Annual Return 2006	rr_AnnualReturn2006	14.85%
Annual Return 2007	rr_AnnualReturn2007	4.88%
Annual Return 2008	rr_AnnualReturn2008	(34.25%)
Annual Return 2009	rr_AnnualReturn2009	40.95%
Annual Return 2010	rr_AnnualReturn2010	15.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.75%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
PRIMECAP Odyssey Growth Fund | PRIMECAP Odyssey Growth Fund-PRIMECAP Odyssey Growth Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
PRIMECAP Odyssey Growth Fund | PRIMECAP Odyssey Growth Fund-PRIMECAP Odyssey Growth Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
PRIMECAP Odyssey Growth Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
PRIMECAP Odyssey Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRIMECAP Odyssey Aggressive Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The PRIMECAP Odyssey Aggressive Growth Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.34%
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are not included in the Financial Highlights section of this p rospectus which reflects only the operating expenses of the PRIMECAP Odyssey Aggressive Growth Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Primary Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests mainly in stocks of U.S. companies, emphasizing those companies with prospects for rapid earnings growth. These stocks typically provide little current income. The Fund's portfolio consists predominantly of small- and mid-cap stocks and may include stocks of foreign companies. Through its research and its evaluation of the relationship between growth prospects and valuation,
PRIMECAP Management Company (the "Advisor") identifies stocks that it believes over a three- to five-year time frame will outperform the Standard & Poor's 500
Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Advisor may sell a stock if its market price appears to have risen above its fundamental value, if other securities appear to be more favorably priced, or if the reasons for which the stock was purchased no longer hold true.

Risk, Heading	rr_RiskHeading	Primary Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You may lose money by investing in the Fund. The likelihood of loss is greater if you invest for a shorter period of time. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

·  Stock market risk, which is the chance that stock prices overall will decline.
   Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

·  Investment style risk, which is the chance that returns from small- and mid-cap stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.
   Additionally, from time to time, growth stocks may be more volatile than the overall stock market.

·  Manager risk, which is the chance that, as a result of poor security selection by the Advisor, the Fund may underperform relative benchmarks or other funds with similar investment objectives.

·  Foreign securities risk, which is the chance that the value of foreign securities will be adversely affected by the political and economic environments and other overall economic conditions in the countries where the
   Fund invests. Investing in foreign securities involves: country risk, which is the chance that domestic events-such as political upheaval, financial troubles, or natural disasters-will weaken a country's securities markets; and
   currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates the Fund's total return for the calendar years shown below. The table illustrates the Fund's average annual return over time compared with a domestic broad-based market index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses, or taxes. For additional information on the index, please see "Index Description." Updated performance is available on the Fund's website at www.odysseyfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.odysseyfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart illustrates the Fund's total return for the calendar years shown below.

Annual Return, Caption	rr_AnnualReturnCaption	Calendar Year Total Return
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the Fund's highest quarterly return was +23.74% for the quarter ended September 30, 2009, and the lowest quarterly return was -18.85% for the quarter ended December 31, 2008.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses, or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
PRIMECAP Odyssey Aggressive Growth Fund | PRIMECAP Odyssey Aggressive Growth Fund-PRIMECAP Odyssey Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POAGX
Maximum sales charge on purchases or reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees (as a percentage of amount redeemed or exchanged within 60 days of purchase	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.56%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	894
Annual Return 2005	rr_AnnualReturn2005	7.94%
Annual Return 2006	rr_AnnualReturn2006	21.57%
Annual Return 2007	rr_AnnualReturn2007	(0.19%)
Annual Return 2008	rr_AnnualReturn2008	(34.60%)
Annual Return 2009	rr_AnnualReturn2009	50.43%
Annual Return 2010	rr_AnnualReturn2010	21.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.85%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
PRIMECAP Odyssey Aggressive Growth Fund | PRIMECAP Odyssey Aggressive Growth Fund-PRIMECAP Odyssey Aggressive Growth Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
PRIMECAP Odyssey Aggressive Growth Fund | PRIMECAP Odyssey Aggressive Growth Fund-PRIMECAP Odyssey Aggressive Growth Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
PRIMECAP Odyssey Aggressive Growth Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004

[1]	Acquired Fund Fees and Expenses are not included in the Financial Highlights section of this prospectus which reflects only the operating expenses of the PRIMECAP Odyssey Stock Fund.
[2]	Acquired Fund Fees and Expenses are not included in the Financial Highlights section of this prospectus which reflects only the operating expenses of the PRIMECAP Odyssey Growth Fund.
[3]	Acquired Fund Fees and Expenses are not included in the Financial Highlights section of this prospectus which reflects only the operating expenses of the PRIMECAP Odyssey Aggressive Growth Fund.